U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 18, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

RE:	Kinetics Mutual Funds, Inc. (the “Registrant”)
Registration Nos. 333-78275/811-09303

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, transmitted herewith for filing please find Supplements dated March 18, 2011, to the Prospectuses dated April 30, 2010, as supplemented July 16, 2010, September 30, 2010 and January 5, 2011, with respect to the Kinetics Tactical Paradigm Fund’s (the “Fund’s”) No Load Class Shares, Advisor Class A Shares, Advisor Class C Shares and Institutional Class Shares.

The purpose of these Supplements is to notify shareholders of the Fund’s liquidation.

If you have any questions concerning the foregoing, please contact Adam Henkel of U.S. Bancorp Fund Services, LLC at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC